Fair value measurements (Schedule of Valuation Techniques Used to Discount Contingent Consideration) (Details) - Beifu [Member]	12 Months Ended
Dec. 31, 2016
Fair Value
Risk-free interest rate (as a percent)	3.81%
Discount rate (as a percent)	18.00%